Other Investments (Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Investments [Abstract]
Proceeds from sales of available-for-sale securities		¥ 6,188	¥ 3,588
Gross realized gains		4,843	1,821
Gross realized losses